Trade and other receivables (Tables)	12 Months Ended
Oct. 31, 2019
Trade and other receivables [Abstract]
Trade and Other Receivables
	October 31, 2019	October 31, 2018
	$m	$m
Trade receivables	877.9	1,089.6
Loss allowance	(42.4)	(41.9)
Trade receivables net	835.5	1,047.7
Prepayments	53.9	60.0
Other receivables	87.2	79.0
Contract assets	56.3	85.3
	1,032.9	1,272.0

Ageing of Impairment on Trade Receivables
The ageing of these receivables is as follows:

	Current $m	Up to three months $m	Three to four months $m	Over four months $m	Total $m
October 31, 2019
Gross trade receivables	696.0	110.1	8.9	62.9	877.9
Loss allowance	(8.9)	(3.8)	(1.5)	(28.2)	(42.4)
Net trade receivables	687.1	106.3	7.4	34.7	835.5

October 31, 2018
Gross trade receivables	798.5	153.4	13.6	124.1	1,089.6
Loss allowance	-	-	(3.6)	(38.3)	(41.9)
Net trade receivables	798.5	153.4	10.0	85.8	1,047.7

Provision for Impairment of Trade Receivables
Movements in the Group provision for impairment of trade receivables were as follows:

	October 31, 2019	October 31, 2018
	$m	$m
At November 1 / May 1 (calculated under IAS 39)	41.9	2.6
Accounting policy change (IFRS 9 - recognized against retained earnings on November 1, 2018)	20.0	-
Revised November 1 / May 1	61.9	2.6
Loss allowance provided in the period	16.0	40.0
Receivables written off as uncollectable	(35.5)	(0.7)
At October 31	42.4	41.9